Commitments and Contingencies	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

a)	Vessels Under Construction

As at September 30, 2018, Teekay LNG was committed to the construction of two LNG carriers for a total cost of approximately $422 million, including capitalized interest and other miscellaneous construction costs. The two LNG carriers are scheduled for delivery in 2019. As at September 30, 2018, payments made towards these commitments totaled $172.2 million. As at September 30, 2018, the remaining payments required to be made under these newbuilding and conversion capital commitments were $2.3 million (remainder of 2018) and $247.7 million (2019). Teekay LNG has secured $119 million of undrawn financing related to the remaining commitments for one of the two LNG carrier newbuildings and is in the process of securing financing for its one unfinanced LNG carrier newbuilding prior to its delivery.

b)	Equity-Accounted Investments

Teekay LNG’s share of commitments to fund newbuilding and other construction contract costs of its equity-accounted joint ventures as at September 30, 2018 is as follows:

	Total	2018	2019
	$	$	$
Equity-accounted joint ventures (i)	578,811	53,102	525,709

(i)
The commitment amounts relating to Teekay LNG’s share of costs for newbuilding and other construction contracts in Teekay LNG’s equity-accounted joint ventures are based on Teekay LNG’s ownership percentage in each respective joint venture as of September 30, 2018. These commitments are described in more detail in Note 16 of the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2017. As of September 30, 2018, based on Teekay LNG's ownership percentage in each respective joint venture, Teekay LNG's equity-accounted joint ventures have secured $519 million of financing related to the remaining commitments included in the table above.

c)	Liquidity

Management is required to assess whether the Company will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of its financial statements. The Company had a consolidated net loss of $51.4 million and consolidated cash flows from operating activities of $84.4 million during the nine months ended September 30, 2018, and as at September 30, 2018, had a working capital surplus of $106.6 million. The Company has scheduled debt maturities in the next 12 months and repayments of approximately $259.1 million of outstanding consolidated debt which was classified as current liabilities as at September 30, 2018. In addition to these obligations, the Company also anticipates that Teekay LNG will be required to make payments related to commitments to fund vessels under construction.

During the fourth quarter of 2018, Teekay LNG refinanced and upsized its $190 million revolving credit facility with a new two-year $225 million revolving credit facility and Teekay Tankers entered into a new sale-leaseback transaction and completed a new working capital loan facility (see Note 19). Teekay LNG's refinanced revolving facility and Teekay Tankers' new sale-leaseback transaction have been taken into account in determining the current portion of long-term debt.

Based on the Company’s liquidity at the date these consolidated financial statements were issued, including the effect of the financing transactions completed in the fourth quarter of 2018 described above, and the liquidity the Company expects to generate from operations over the following year, the Company expects that it will have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.

d)	Legal Proceedings and Claims

The Company may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. The Company believes that any adverse outcome of existing claims, individually or in the aggregate, would not have a material effect on its financial position, results of operations or cash flows, when taking into account its insurance coverage and indemnifications from charterers.

e) Other

The Company enters into indemnification agreements with certain officers and directors. In addition, the Company enters into other indemnification agreements in the ordinary course of business. The maximum potential amount of future payments required under these indemnification agreements is unlimited. However, the Company maintains what it believes is appropriate liability insurance that reduces its exposure and enables the Company to recover future amounts paid up to the maximum amount of the insurance coverage, less any deductible amounts pursuant to the terms of the respective policies, the amounts of which are not considered material.